14 Right-of-use assets and Lease Liability	12 Months Ended
Dec. 31, 2020
Right-of-use Assets And Lease Liability
Right-of-use assets and Lease Liability
14	Right-of-use assets and lease liability

Beginning January 1, 2019, the Company assesses whether a contract is or contains a lease based on the definition of a lease, according to IFRS 16 Leases. The Company leases various offices, railcars, vessels, pieces of equipment and vehicles. Such leases are negotiated individually and are subject to various terms and conditions.

As a lessee, the Company to determine the enforceable term of the lease, the management considers all facts and circumstances that create an economic incentive for exercising the option of extension or create economic disincentives for not exercising the option of early termination.

(a)	Right-of-use assets

Leases are recognized as a right-of-use asset and a corresponding liability on the date on which the leased asset becomes available to the Company. For each right-of-use asset measured, an equivalent liability was recorded.

The right-of-use asset is measured at the cost composed of:

•	The amount initially measured of the lease liabilities;
•	Any payment made up to the start of the lease, deducting any incentive received;
•	Any initial direct cost; and
•	Renovation costs.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Company by the end of the lease term or the cost of the right-of-use asset reflects that the Company will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.

Changes in right-of-use assets:

			Balance as of				Foreign currency	Balance as of
			12/31/2019	Acquisitions	Depreciation	Disposal	translation adjustment	12/31/2020
Buildings and constructions			212,170	65,176	(54,712)		37,262	259,896
Computer equipment and goods			12,523	9,341	(5,499)		334	16,699
Machinery and equipment			743,248	227,690	(198,441)	(25,801)	3,032	749,728
Ships			865,387	258,193	(286,905)	(12,687)	10,860	834,848
Rail cars			746,040	244,199	(180,146)		197,243	1,007,336
Vehicles			26,286	21,502	(14,473)		573	33,888
Total			2,605,654	826,101	(740,176)	(38,488)	249,304	2,902,395

		Transfers from
	Balance as of	property, plant	Initial addition				Foreign currency	Balance as of
	12/31/2018	and equipment	on 01/01/2019	Acquisitions	Depreciation	Disposal	translation adjustment	12/31/2019
Buildings and constructions			207,524	153,771	(27,759)	(122,488)	1,122	212,170
Computer equipment and goods		2,726	4,932	6,179	(1,446)		132	12,523
Machinery and equipment		7,956	526,318	344,928	(136,615)		661	743,248
Ships			906,495	150,670	(191,778)			865,387
Rail cars		87,313	633,492	103,169	(132,728)		54,794	746,040
Vehicles			35,479	1,073	(10,493)		227	26,286
Total		97,995	2,314,240	759,790	(500,819)	(122,488)	56,936	2,605,654

The expense related to the low-value leases recognized in the 12-month period ended December 31, 2020 was R$981 (R$1,070 on December 31, 2019).

To optimize lease costs during the lease term, the Company must provide guaranteed residual amounts for the leased asset. For certain lease agreements for freight cars, which were classified until December 31, 2018 as financial leases, the Company guaranteed any difference between the flow of contractual payments and the fair value of these assets upon the end of the enforceable term, limited to R$62,256 (US$12,559) as of December 31, 2020 and R$50,662 (US$12,559) as of December 31, 2019.

(b)	Lease liability

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability considers the net present value of the following lease payments:

•	Fixed payments discounting any incentive received;
•	Variable payments based on rates or indexes;
•	Expected payables to the lessor referring to the guaranteed residual amount;
•	Exercise price of a purchase option, if it is reasonably certain that lessee will exercise such option; and
•	Payment of fines for termination of the lease if the contractual terms provide for lessee’s exercise option.

The Company’s incremental borrowing rate corresponds to the one the Company would have pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The weighted average incremental rate applied upon December 31, 2020 was 7.30% p.a. (5.58% p.a in 2019). The lease liability is measured at amortised cost using the effective interest method.

Reconciliation of lease liability carrying amount:

2019

Balance at December 31, 2018	100,557

Initial adoption IFRS 16	2,191,908
Balance at January 01, 2019	2,292,465

Acquired	911,619
Disposals	(122,488)
Interests and monetary and exchange variations, net	121,061
Currancy translation adjustments	56,805
Payments	(454,190)
Interest paid	(128,376)
Balance at December 31, 2019	2,676,896

2020

Balance at December 31, 2019	2,676,896
Acquired	826,101
Disposals	(38,488)
Interests and monetary and exchange variations, net	327,135
Currancy translation adjustments	267,493
Payments	(662,068)
Interest paid	(189,183)
Balance at December 31, 2020	3,207,886

Current liability	895,109
Non-current liability	2,312,777
Total	3,207,886

The minimum annual commitments are shown below:

2020

2021	870,587
2022	641,313
2023	494,331
2024	403,793
2025+	1,070,768
Total	3,480,792

The above table presents the amounts of obligations related to leasing agreements, which are not discounted and shown by maturity. The lease liability disclosed in the statement of financial position is measured at the fair value of these obligations.

(c)	Extension Options

Some leases contain extension options exercisable by the Company. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

(d)	Non-cash transactions

The net effect of additions and disposals of leasing that does not affect the cash flow in 2020 are R$787,613 (R$580,055 in 2019).

(e)	Lease arrangements not yet effective

The Company is part of lease arrangements not effective at the year-end. The present value of the commitments corresponds to R$828 million.